BIOLOGICAL ASSETS (Details)		12 Months Ended
	Nov. 10, 2021	Dec. 31, 2023
Chile | Pine [member]
Disclosure Of Biological Assets [Line Items]
Average crop age		24
Chile | Eucalyptus [member]
Disclosure Of Biological Assets [Line Items]
Average crop age		12
Argentina | Pine [member]
Disclosure Of Biological Assets [Line Items]
Average crop age	15
Argentina | Eucalyptus [member]
Disclosure Of Biological Assets [Line Items]
Average crop age	10
Brazil | Pine [member]
Disclosure Of Biological Assets [Line Items]
Average crop age	15
Brazil | Eucalyptus [member]
Disclosure Of Biological Assets [Line Items]
Average crop age	7
Uruguay | Pine [member]
Disclosure Of Biological Assets [Line Items]
Average crop age	-
Uruguay | Eucalyptus [member]
Disclosure Of Biological Assets [Line Items]
Average crop age	10